INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 26,969,657	$ 20,870,713
Deferred Tax Assets, Valuation Allowance	$ 5,663,628	$ 4,382,850
Valuation Allowance, Deferred Tax Asset, Explanation of Change	As a result, management determined it was more likely than not deferred tax assets will not be realized as of December 31, 2021 and December 31, 2020 and recognized 100% valuation allowance for each period.